Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Perfo
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Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (5)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2) (5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($m)	Adjusted Book Value Per Share ($) (4)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)
2022	4,005,800	(1,127,704)	1,595,180	(402,215)	138.17	118.49	(195)	28.73
2021	4,020,800	21,427,895	1,609,800	8,370,515	169.78	132.50	(445)	31.77
2020	4,080,200	(1,628,534)	1,730,136	(565,793)	70.75	98.24	(578)	35.95

(1)	The Principal Executive Officer (“PEO”) for all three years is Mr. Fallon.

(2)	The non-PEO NEOs for all three years are Messrs. McKiernan, Bergonzi, Harris, Avitabile and Young.

(3)	Peer Group used for TSR comparisons reflects the S&P Financials Index as used in Item 5 of our annual Form 10-K (total shareholder return comparison graph).

(4)
Our company-selected measure is Adjusted Book Value, a
non-GAAP
measurement calculated by management for certain internal purposes, removing and adding certain components of GAAP Book Value, as described further in the Results of Operations section of Item 7 of our annual Form
10-K.

(5)
To calculate “compensation actually paid” for our CEO and other NEOs, the “total pay” referenced in the Summary Compensation Table was adjusted only in the value of equity awards, since the Company does not have any actuarially valued pension arrangements and does not pay a regular dividend.

Adjustments	PEO			Other NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	4,005,800	4,020,800	4,080,200	1,595,180	1,609,800	1,730,136
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	1,575,000	1,575,000	1,575,000	585,000	585,000	585,000
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	1,430,836	4,374,719	1,175,459	531,457	1,624,890	436,601
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(4,831,313)	14,557,153	(4,393,065)	(1,881,008)	5.700,591	(1,761,849)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(158,027)	50,223	(57,374)	(62,844)	20,234	(24,118)
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	-	-	858,754	-	-	361,564
Compensation Actually Paid	(1,127,704)	21,427,895	(1,628,534)	(402,215)	8,370,515	(565,793)
No adjustments were required in respect of elements not shown in the table above. The equity awards included above comprise time-based and performance-based restricted stock. The fair values were calculated on each of the required measurement dates using assumptions derived based on criteria consistent with those used for grant date fair value calculations. The fair values of time-based restricted stock were determined based on the closing price of the Company’s common stock on the vesting dates. The measurement date fair values of performance-based stock awards, prior to the end of the performance period, were determined using a Monte Carlo fair value simulation incorporating the assumptions summarized below. On the final measurement date, the fair value was determined based on the approved payout factor multiplied by the closing price of the Company stock on that date.

Grant Year	2018	2019	2020	2021	2022
Measurement Year(s)	2019	2019 – 2020	2020 – 2021	2021 – 2022	2022
Risk Free Rate	1.58%	1.57% – 0.10%	0.13% – 0.39%	0.73% – 4.62%	4.31%
Dividend Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	27.30%	33.35% – 62.19%	50.45% – 59.28%	62.17% – 59.76%	56.53%
Valuation Date Closing Stock Price	$9.30	$9.30 – $6.58	$6.58 – $15.79	$15.79 – $12.85	$12.85
The final payout factors for performance-based stock awards granted in years 2018, 2019 and 2020 are as follows: 0% of target, 176% of target and 92% of target, respectively.

Company Selected Measure Name	Adjusted Book Value
Named Executive Officers, Footnote [Text Block]	The non-PEO NEOs for all three years are Messrs. McKiernan, Bergonzi, Harris, Avitabile and Young.
Peer Group Issuers, Footnote [Text Block]	Peer Group used for TSR comparisons reflects the S&P Financials Index as used in Item 5 of our annual Form 10-K (total shareholder return comparison graph).
PEO Total Compensation Amount	$ 4,005,800	$ 4,020,800	$ 4,080,200
PEO Actually Paid Compensation Amount	$ (1,127,704)	21,427,895	(1,628,534)
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments	PEO			Other NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	4,005,800	4,020,800	4,080,200	1,595,180	1,609,800	1,730,136
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	1,575,000	1,575,000	1,575,000	585,000	585,000	585,000
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	1,430,836	4,374,719	1,175,459	531,457	1,624,890	436,601
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(4,831,313)	14,557,153	(4,393,065)	(1,881,008)	5.700,591	(1,761,849)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(158,027)	50,223	(57,374)	(62,844)	20,234	(24,118)
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	-	-	858,754	-	-	361,564
Compensation Actually Paid	(1,127,704)	21,427,895	(1,628,534)	(402,215)	8,370,515	(565,793)

Non-PEO NEO Average Total Compensation Amount	$ 1,595,180	1,609,800	1,730,136
Non-PEO NEO Average Compensation Actually Paid Amount	$ (402,215)	8,370,515	(565,793)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments	PEO			Other NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	4,005,800	4,020,800	4,080,200	1,595,180	1,609,800	1,730,136
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	1,575,000	1,575,000	1,575,000	585,000	585,000	585,000
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	1,430,836	4,374,719	1,175,459	531,457	1,624,890	436,601
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(4,831,313)	14,557,153	(4,393,065)	(1,881,008)	5.700,591	(1,761,849)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(158,027)	50,223	(57,374)	(62,844)	20,234	(24,118)
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	-	-	858,754	-	-	361,564
Compensation Actually Paid	(1,127,704)	21,427,895	(1,628,534)	(402,215)	8,370,515	(565,793)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Most Important Measures
The following table lists the measures we believe are most important in linking compensation actually paid to company performance during 2022.

(1)	Total Shareholder Return
(2)	Adjusted Book Value

Total Shareholder Return Amount	$ 138.17	169.78	70.75
Peer Group Total Shareholder Return Amount	118.49	132.5	98.24
Net Income (Loss)	$ (195,000,000)	$ (445,000,000)	$ (578,000,000)
Company Selected Measure Amount	28.73	31.77	35.95
PEO Name	Mr. Fallon
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Book Value
Non-GAAP Measure Description [Text Block]	Our company-selected measure is Adjusted Book Value, a
non-GAAP
measurement calculated by management for certain internal purposes, removing and adding certain components of GAAP Book Value, as described further in the Results of Operations section of Item 7 of our annual Form
10-K.

PEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,575,000	$ 1,575,000	$ 1,575,000
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,831,313)	14,557,153	(4,393,065)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(158,027)	50,223	(57,374)
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	858,754
PEO [Member] | Addition of Fair Value at Fiscal Year (FY) End, of Equity Awards Granted During the FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,430,836	4,374,719	1,175,459
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	585,000	585,000	585,000
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,881,008)	5,700,591	(1,761,849)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(62,844)	20,234	(24,118)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	361,564
Non-PEO NEO [Member] | Addition of Fair Value at Fiscal Year (FY) End, of Equity Awards Granted During the FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 531,457	$ 1,624,890	$ 436,601